Financial Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Financial Revenues and Expenses

(€’000)	For the year ended December 31,
	2020	2019		2018
Interest finance leases	260	291		18
Interest on overdrafts and other finance costs	19	35		29
Interest on RCAs	18	17		15
Foreign Exchange differences	137		—		—

Finance expenses	434	343		62

Finance income on the net investment in lease	46	62		—
Interest income bank account	5	30		308
Foreign Exchange differences	—	326		387
Other financial income	166	164		109

Finance income	217	582		804

Net Financial result	(217)	239		742